UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

13FCONP 2/16/11 **Form 13 F** NON-PUBLIC

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

RECEIVED
NOV 26 2008
The Division of Investment Management

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Wasatch Advisors, Inc.
Address: 150 Social Hall Avenue, 4th Floor, Salt Lake City, UT 84111

Form 13F File Number: None

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Daniel D. Thurber
Title: CCO, General Counsel
Phone: (801) 533-0777

CONFIDENTIAL TREATMENT DENIED

Signature, Place, and Date of Signing:

[Signature]	Salt Lake City, UT [City, State]	November 14, 2008 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

11000769

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: 5,641 (thousands)

List of Other Included Managers: N/A

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
Life Sciences Research Inc.	COM	532169109	5,641	161,165			SOLE		161,165		